CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (1,815,725,000)	¥ (489,138,000)	¥ (228,685,000)
Income tax paid	(1,729,000)	(99,000)
Net cash used in operating activities	(1,817,454,000)	(489,237,000)	(228,685,000)
Cash flows from investing activities
Payment for acquisition of subsidiary, net of cash acquired	(270,791,000)	(165,020,000)
Payments for property and equipment	(97,790,000)	(84,828,000)	(15,721,000)
Payment for intangible assets	(216,670,000)	(374,978,000)	(2,265,000)
Capital injection to associate	(100,000,000)		(40,000,000)
Capital injection to joint venture	(4,321,000)
Payment for loan to related parties	(5,000,000)	(15,027,000)
Payments for financial assets at fair value through other comprehensive income	(388,363,000)
Payments for financial assets at fair value through profit or loss	(5,808,465,000)	(6,102,153,000)	(6,150,538,000)
(Payment for)/refund of restricted cash, net	708,123,000	(3,590,548,000)	(1,100,000)
Proceeds from sale of property and equipment	900,000
Receipts of loans to related parties	20,444,000
Proceeds from sale of financial assets at fair value through profit or loss	6,693,129,000	4,427,875,000	6,060,116,000
Interest received on financial assets at fair value through profit or loss	39,643,000	99,201,000	22,667,000
Net cash (used in) / generated from investing activities	570,839,000	(5,805,478,000)	(126,841,000)
Cash flows from financing activities
Capital contribution from the then owners			337,838,000
Capital injections from non-controlling interests	49,000,000
Proceeds from issuance of ordinary shares	102,080,000	4,409,771,000	431,257,000
Proceeds from issuance of ordinary shares upon initial public offering	2,035,177,000
Proceeds from short-term borrowings	4,286,868,000	7,909,280,000	1,000,000,000
Share issue transaction costs	(28,142,000)	(20,585,000)
Payments for lease liabilities	(76,895,000)	(83,727,000)	(50,432,000)
Repayments of short-term borrowings	(4,469,280,000)	(6,093,943,000)	(500,000,000)
Interest paid	(144,251,000)	(121,393,000)	(93,528,000)
Net cash generated from financing activities	1,754,557,000	5,999,403,000	1,125,135,000
Net increase /(decrease) in cash and cash equivalents	507,942,000	(295,312,000)	769,609,000
Cash and cash equivalents, beginning of the year	565,027,000	847,767,000	78,158,000
Effects of exchange rate changes on cash and cash equivalents	4,906,000	12,572,000
Cash and cash equivalents at the end of year	¥ 1,077,875,000	¥ 565,027,000	¥ 847,767,000